Document and Entity Information	12 Months Ended
Jun. 30, 2018 shares
Document Information [Line Items]
Entity Registrant Name	Atlassian Corp Plc
Entity Central Index Key	0001650372
Entity Filer Category	Large Accelerated Filer
Current Fiscal Year End Date	--06-30
Document Fiscal Year Focus	2018
Document Type	20-F
Document Fiscal Period	FY
Document Period End Date	Jun. 30, 2018
Amendment Flag	false
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Class A ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding (shares)	106,199,671
Class B ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding (shares)	129,942,506